UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09150

                            Industry Leaders(R) Fund
               (Exact name of Registrant as specified in charter)

                            104 Summit Ave PO Box 80
                              Summit, NJ 07902-0080
               (Address of principal executive offices) (Zip code)

                               Gerald P. Sullivan
                            104 Summit Ave PO Box 80
                              Summit, NJ 07902-0080
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (908) 273 5440

Date of fiscal year end: 6/30

Date of reporting period: 09/30/05

                                    FORM N-Q

ITEM 1.  SCHEDULE OF INVESTMENTS.

Industry Leaders(R) Fund
Schedule of Investments - September 30, 2005
Common Stocks - 99.25%
--------------------------------------------------------------------------------
Information Economy - 17.48%                             Shares        Value
--------------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Hardware - 8.44%
   -----------------------------------------------------------------------------
      Computer and Peripherals - 3.26%
      Hewlett-Packard Company                             4,345          126,874
      International Business Machines Corporation         1,565          125,544
                                                                   -------------
                                                                         252,418
                                                                   -------------
      Data Networking - 1.61%
      Cisco Systems, Inc. (a)                             6,940          124,434
                                                                   -------------

      Semiconductor - 3.13%
      Intel Corporation                                   7,030          173,290
      Texas Instruments Incorporated                      2,040           69,156
                                                                   -------------
                                                                         242,446
                                                                   -------------
      Semiconductor Capital Equipment - 0.44%
      Applied Materials, Inc. (a)                         2,030           34,429
                                                                   -------------

    Total Hardware                                                       653,727
                                                                   -------------
   -----------------------------------------------------------------------------
   Media - 1.71%
   -----------------------------------------------------------------------------
     Newspaper  - 1.40%
      Gannett Co., Inc.                                   1,570          108,063
                                                                   -------------

     Publishing - 0.31%
      The McGraw-Hill Companies Inc.                        500           24,020
                                                                   -------------

    Total Media                                                          132,083
                                                                   -------------
   -----------------------------------------------------------------------------
   Software - 3.59%
   -----------------------------------------------------------------------------
      Computer Software & Services - 3.59%
      Microsoft Corporation                               6,720          172,906
      Oracle Corporation (a)                              8,475          105,005
                                                                   -------------
                                                                         277,911
                                                                   -------------
   -----------------------------------------------------------------------------
   Telecommunications - 3.74%
   -----------------------------------------------------------------------------
      Telecommunication Services - 3.74%
      Microsoft Corporation                               6,780          162,517
      Oracle Corporation (a)                              3,890          127,164
                                                                   -------------
                                                                         289,681
                                                                   -------------
--------------------------------------------------------------------------------
Total Information Economy                                              1,353,402
--------------------------------------------------------------------------------

Schedule of Investments Page 1, Form N-Q

Industry Leaders(R) Fund
Schedule of Investments - September 30, 2005
Common Stocks - continued
--------------------------------------------------------------------------------
Manufacturing Economy - 31.22%                           Shares        Value
--------------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Consumer Goods - 6.64%
   -----------------------------------------------------------------------------
      Apparel - 0.40%
      VF Corporation                                        540           31,304
                                                                   -------------

      Beverage (Alcoholic) - 0.31%
      Anheuser-Busch Companies Inc.                         560           24,102
                                                                   -------------

      Beverage (Soft Drinks) - 1.07%
      Coca-Cola Company                                   1,910           82,493
                                                                   -------------

      Food Processing - 2.56%
      Kraft Foods Inc.                                    5,650          172,834
      Unilever NV                                           350           25,008
                                                                   -------------
                                                                         197,842
                                                                   -------------

      Household Products - 0.81%
      Procter & Gamble Company                            1,050           62,433
                                                                   -------------

      Recreation - 0.94%
      Carnival Corporation                                1,460           72,971
                                                                   -------------

      Shoe - 0.26%
      Nike Inc. - Class B                                   250           20,420
                                                                   -------------

      Toiletries/Cosmetics - 0.29%
      Gillette Company                                      380           22,116
                                                                   -------------

    Total Consumer Goods                                                 513,681
                                                                   -------------
   -----------------------------------------------------------------------------
   Energy - 9.09%
   -----------------------------------------------------------------------------
      Oilfield Services - 1.53%
      Schlumberger Limited                                1,400          118,132
                                                                   -------------

      Petroleum Integrated - 6.62%
      ChevronTexaco Corp.                                 2,638          170,758
      ConocoPhillips Company                              2,440          170,580
      Exxon Mobil Corporation                             2,698          171,431
                                                                   -------------
                                                                         512,769
                                                                   -------------
      Petroleum Producing - 0.94%
      Apache Corporation                                    966           72,663
                                                                   -------------

    Total Energy                                                         703,564
                                                                   -------------

Schedule of Investments Page 2, Form N-Q

Industry Leaders(R) Fund
Schedule of Investments - September 30, 2005
Common Stocks - continued
--------------------------------------------------------------------------------
Manufacturing Economy -continued                         Shares        Value
--------------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Industrial Materials - 15.09%
   -----------------------------------------------------------------------------
      Aerospace & Defense - 1.85%
      The Boeing Company                                  2,110          143,375
                                                                   -------------
      Auto Parts OEM - 0.88%
      Johnson Controls, Inc.                              1,100           68,255
                                                                   -------------

      Cement & Aggregates - 0.22%
      Vulcan Materials Company                              230           17,068
                                                                   -------------

      Chemical Basic - 0.88%
      The Dow Chemical Company                            1,630           67,922
                                                                   -------------

      Chemical Diversified - 0.83%
      3M Company                                            880           64,557
                                                                   -------------

      Chemical Specialty - 0.72%
      Praxair, Inc.                                       1,170           56,078
                                                                   -------------

      Diversified - 2.78%
      Honeywell International Inc.                        1,120           42,000
      United Technologies Corporation                     3,330          172,627
                                                                   -------------
                                                                         214,627
                                                                   -------------
      Electrical Equipment - 3.65%
      Emerson Electric Co.                                1,510          108,418
      General Electric Company                            5,155          173,569
                                                                   -------------
                                                                         281,987
                                                                   -------------

Schedule of Investments Page 3, Form N-Q

Industry Leaders(R) Fund
Schedule of Investments - September 30, 2005
Common Stocks - continued
--------------------------------------------------------------------------------
Manufacturing Economy -continued                         Shares        Value
--------------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Industrial Materials - Continued
   -----------------------------------------------------------------------------
      Furniture/Home Furnishing - 0.28%
      Leggett & Platt, Incorporated                       1,060           21,412
                                                                   -------------

      Gold/Silver Mining - 0.42%
      Barrick Gold Corporation                            1,115           32,391
                                                                   -------------

      Machinery - 1.20%
      Caterpillar Inc.                                    1,580           92,825
                                                                   -------------

      Metal Fabricating - 0.37%
      Illinois Tool Works Inc.                              350           28,816
                                                                   -------------

      Metals & Mining - 0.76%
      Alcoa Inc.                                          2,400           58,608
                                                                   -------------

      Steel General - 0.25%
      Nucor Corporation                                     330           19,467
                                                                   -------------

    Total Industrial Materials                                         1,167,388
                                                                   -------------
   -----------------------------------------------------------------------------
   Utilities - 0.40%
   -----------------------------------------------------------------------------
      Natural Gas Distribution - 0.40%
      KeySpan Corporation                                   850           31,263
                                                                   -------------

    Total Utilities                                                       31,263
                                                                   -------------
--------------------------------------------------------------------------------
Total Manufacturing Economy                                            2,415,896
--------------------------------------------------------------------------------

Schedule of Investments Page 4, Form N-Q

Industry Leaders(R) Fund
Schedule of Investments - September 30, 2005
Common Stocks - continued
--------------------------------------------------------------------------------
Service Economy - 50.55%                                 Shares        Value
--------------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Business Services - 1.95%
   -----------------------------------------------------------------------------
      Advertising - 0.29%
      Omnicom Group Inc.                                    270           22,580
                                                                   -------------

      Air Transport - 0.87%
      United Parcel Service of America, Inc. - Class B      985           68,093
                                                                   -------------

      Building Materials - 0.32%
      Fluor Corporation                                     380           24,464
                                                                   -------------

      Industrial Services - 0.47%
      Cintas Corporation                                    880           36,124
                                                                   -------------

    Total Business Services                                              151,261
                                                                   -------------
   -----------------------------------------------------------------------------
   Consumer Services - 6.03%
   -----------------------------------------------------------------------------
      Building Supplies - 1.06%
      Home Depot Inc.                                     2,150           82,001
                                                                   -------------

      Food Wholesalers - 0.15%
      SYSCO Corporation                                     375           11,764
                                                                   -------------

      Pharmacy Services - 0.90%
      Walgreen Company                                    1,600           69,520
                                                                   -------------

      Restaurant - 0.89%
      McDonald's Corporation                              2,060           68,989
                                                                   -------------

      Retail Stores - 3.03%
      Target Corporation                                  1,220           63,355
      Wal-Mart Stores Inc.                                3,905          171,117
                                                                   -------------
                                                                         234,472
                                                                   -------------

    Total Consumer Services                                              466,746
                                                                   -------------

Schedule of Investments Page 5, Form N-Q

Industry Leaders(R) Fund
Schedule of Investments - September 30, 2005
Common Stocks - continued
--------------------------------------------------------------------------------
Service Economy - 50.55% - continued                     Shares        Value
--------------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Financial Services - 31.71%
   -----------------------------------------------------------------------------
      Banks - 8.09%
      Bank of America Corporation                         4,090          172,189
      JP Morgan Chase & Co.                               5,182          175,825
      Wachovia Corporation                                3,610          171,800
      Wells Fargo & Co.                                   1,820          106,597
                                                                   -------------
                                                                         626,411
                                                                   -------------
      Financial Services Diversified  - 9.65%
      American Express Company                            3,020          173,469
      American International Group, Inc.                  2,785          172,559
      Citigroup Inc.                                      3,801          173,022
      Countrywide Financial Corporation                   1,660           54,747
      The Hartford Financial Services Group, Inc.         2,240          172,861
                                                                   -------------
                                                                         746,658
                                                                   -------------
      Insurance - Life - 3.35%
      MetLife Inc.                                        3,470          172,910
      Prudential Financial Inc.                           1,280           86,477
                                                                   -------------
                                                                         259,387
                                                                   -------------

      Insurance Property & Casualty - 6.05%
      Allstate Insurance Company                          3,085          170,570
      Berkshire Hathaway Inc "B" (a)                         64          174,784
      Chubb Corporation                                   1,370          122,684
                                                                   -------------
                                                                         468,038
                                                                   -------------
      Securities Brokerage - 3.36%
      Merrill Lynch & Co.                                 2,800          171,780
      Morgan Stanley                                      1,640           88,462
                                                                   -------------
                                                                         260,242
                                                                   -------------
      Thrift - 1.21%
      Golden West Financial Corporation                   1,570           93,242
                                                                   -------------

    Total Financial Services                                           2,453,978
                                                                   -------------

Schedule of Investments Page 6, Form N-Q

Industry Leaders(R) Fund
Schedule of Investments - September 30, 2005
Common Stocks - continued
--------------------------------------------------------------------------------
Service Economy - continued                              Shares        Value
--------------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Healthcare Services - 10.86%
   -----------------------------------------------------------------------------
      Biotechnology - 0.87%
      Amgen Inc. (a)                                        840           66,923
                                                                   -------------

      Drugs - 4.23%
      Eli Lilly & Co.                                     1,420           75,998
      Merck & Co. Inc.                                    2,840           77,276
      Pfizer Inc.                                         6,955          173,666
                                                                   -------------
                                                                         326,940
                                                                   -------------
      Managed Care - 2.10%
      UnitedHealth Group Incorporated                     2,898          162,868
                                                                   -------------

      Medical Supplies - 3.66%
      Abbott Laboratories, Inc.                           2,550          108,120
      Johnson & Johnson                                   2,770          175,286
                                                                   -------------
                                                                         283,406
                                                                   -------------

    Total Healthcare Services                                            840,137
                                                                   -------------
--------------------------------------------------------------------------------
Total Service Economy                                                  3,912,122
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Common Stock                                                     7,681,420
--------------------------------------------------------------------------------
 (Cost $6,800,138)
                                                      Principal
 Money Market Securities - 0.28%                         Amount
 Fiduciary Money Market Fund, 0.70% (b)                  21,693           21,693
 (Cost $21,693)

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.53%                                             7,703,113
--------------------------------------------------------------------------------
 (Cost $6,821,831)

 OTHER ASSETS LESS LIABILITIES 0.47%                                      35,489
                                                                   -------------
--------------------------------------------------------------------------------
NET ASSETS - 100%                                                      7,738,602
--------------------------------------------------------------------------------

(a)   Non-income producing

(b) Variable rate security; the coupon rate shown represents the rate at September 30, 2005

Sector breakdowns provided by Morningstar

Schedule of Investments Page 7, Form N-Q

ITEM 2.  CONTROLS AND PROCEDURES.

a. The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b. The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INDUSTRY LEADERS FUND

By: /S/ GERALD P. SULLIVAN
    ----------------------
    Gerald P. Sullivan
    President and Chief Executive Officer


Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/ GERALD P. SULLIVAN
    ----------------------
    Gerald  P. Sullivan
    President and Chief Executive Officer

Date: November 29, 2005

INDUSTRY LEADERS FUND

                                  EXHIBIT INDEX

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.